Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Schedule of Financial Statement Amounts and Balances of VIE and its subsidiaries
2.	Summary of significant accounting policies—(Continued)

2.2 Basis of Consolidation—(Continued)

VIE Arrangements—(Continued)

The following financial statement amounts and balances of the VIE and its subsidiaries were included in the accompanying consolidated financial statements after elimination of intercompany transactions and balances:

	As of December 31
	2020	2021
	RMB	RMB
ASSETS
Cash and cash equivalents	445,531	553,256
Restricted cash	—	150,000
Short-term investments	—	510,467
Amount due from related parties, net	289,156	383,244
Inventories	151,864	396,482
Prepayments and other receivables, net	185,621	667,986
Funds receivable from third party payment service providers	122,234	383,896
Property and equipment, net	68,161	99,290
Intangible assets, net	1,365,847	1,074,337
Long-term Investments	50,149	159,577
Goodwill	1,799,529	1,799,529
Other non-current assets	13,649	103,613
Total Assets	4,491,741	6,281,677
LIABILITIES
Short-term borrowings	339,292	64,250
Accounts payables	25,573	32,132
Contract liabilities	31,629	205,759
Accrued expenses and other current liabilities	344,530	284,686
Accrued payroll and welfare	114,319	101,380
Amount due to related parties	114,551	73,976
Convertible bonds	160,000	—
Operating lease liabilities current and non-current	—	30,709
Deferred tax liabilities	341,462	222,770
Total Liabilities	1,471,356	1,015,662

	Years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Net revenues	3,889,141	4,683,756	7,433,727
Net loss	(691,638)	(414,238)	(703,935)
Net cash used in operating activities	(354,506)	(264,221)	(782,810)
Net cash used in investing activities	(166,824)	(6,684)	(663,499)
Net cash (used in) provided by financing activities	(13,885)	354,307	(305,245)

Schedule of Fair Value Measurements of Assets and Liabilities are Measured at Fair Value on Recurring Basis

As of December 31, 2020 and 2021, information about inputs into the fair value measurements of the Group's assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to their initial recognition is as follows:

As of December 31,	Description	Fair value as of December 31,2021	Significant Other Observable Inputs (Level 2)
		RMB	RMB
2020	Short-term investments	71,775	71,775
2021	Short-term investments	160,467	160,467
2021	Investments at fair value	52,212	52,212

Schedule of Assets Measured at Fair Value on Non-recurring Basis

The following table presents the Group's assets measured at fair value on a non-recurring basis for the years ended December 31, 2019, 2020 and 2021:

Years ended December 31,	Description	Fair Value for Years Ended December 31,2021	Significant Unobservable Inputs (Level 3)	Total Loss for the Year
		RMB	RMB
2019	Equity investments without readily determinable fair value	—	—	4,714
2020	Property and equipment	—	—	6,449
2020	Equity investments without readily determinable fair value	—	—	3,500
2021	Equity investments without readily determinable fair value	—	—	16,500

Property and Equipment Estimated Useful Lives

Property and equipment are recorded at cost less accumulated depreciation and impairment. Depreciation is calculated on a straight-line basis over the following estimated useful lives:

Category	Estimated useful lives
Machinery	3-10 years
Electronic equipment	3 years
Leasehold improvement	Over the shorter of the lease term or expected useful lives
Furniture and office equipment	3 years
Motor vehicle	4 years
Software	3-5 years

Schedule of Identifiable Intangible Assets	The identifiable intangible assets acquired are amortized on a straight-line basis over their respective useful lives as follows:

The identifiable intangible assets	Amortization Years
Brand names	10 years
BCA	1-6 years
Technology/platform	5 years
NCC	5 years

Schedule of Net Product and Service Revenues by Revenue Streams and Geographical Location

For the year ended December 31, 2019, 2020 and 2021, the disaggregated revenues by revenue streams were as follows:

	Year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Net online product revenue	3,716,757	3,927,486	6,220,037
Net product revenue from offline channel	13,449	316,537	434,856
Net product revenue	3,730,206	4,244,023	6,654,893
Net service revenue for PJT marketplace	63,467	276,721	516,155
Net service revenue for Paipai marketplace	120,384	304,965	520,944
Net service revenue from other channel	17,801	32,490	88,283
Net service revenue	201,652	614,176	1,125,382

The following is the Group’s net product and service revenues by geographical location:

	Years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Mainland China	3,716,757	4,080,229	6,285,247
Hong Kong	11,588	145,641	339,616
Others	1,861	18,153	30,030
Net product revenue	3,730,206	4,244,023	6,654,893
Mainland China	195,288	611,975	1,123,351
Hong Kong	6,364	2,201	2,031
Net service revenue	201,652	614,176	1,125,382